Variable Interest Entity (VIE) (Assets and Liabilities in Statutory Accounts of VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Newbuildings	$ 312.9	$ 248.7
Non-current related party liability	700.0	702.5
Derivative instruments - payable	2,447.9	2,452.5
Accummulated Other Comprehensive loss	(39.4)	(32.8)
Total stockholders' equity	857.5	838.1	525.7	813.3	1,667.5
Total liabilities and shareholders’ equity	3,699.3	3,938.5
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Newbuildings	195.0
Total assets	195.0
Non-current related party liability	195.0
Derivative instruments - payable	2.3
Total liabilities	197.3
Accummulated Other Comprehensive loss	(2.3)
Total stockholders' equity	(2.3)
Total liabilities and shareholders’ equity	195.0
Book value of the unit in the Company’s consolidated accounts	$ 162.0